CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
CURRENT ASSETS
Cash	$ 252,653	$ 320,952
Accounts receivable (net)
Trade (Note 5)	57,504	51,569
Other (Note 6)	16,024	12,193
Prepaid expenses and other	38,976	33,468
TOTAL CURRENT ASSETS	365,157	418,182
OTHER LONG-TERM ASSETS (Note 18)	25,121	24,737
PROPERTY AND EQUIPMENT, NET (Note 7)	12,039	11,552
RIGHT-OF-USE ASSETS (Note 12)	6,804	6,257
DEFERRED INCOME TAXES	2,437	2,097
INTANGIBLE ASSETS, NET (Note 8)	303,871	251,047
GOODWILL (Note 9)	849,991	760,413
TOTAL ASSETS	1,565,420	1,474,285
CURRENT LIABILITIES
Accounts payable	21,276	17,484
Accrued liabilities (Note 10)	65,194	91,824
Lease obligations (Note 12)	2,947	3,075
Income taxes payable	10,615	6,734
Deferred revenue (Note 18)	103,701	84,513
TOTAL CURRENT LIABILITIES	203,733	203,630
LEASE OBLIGATIONS (Note 12)	4,299	3,903
DEFERRED REVENUE (Note 18)	1,372	1,464
INCOME TAXES PAYABLE	4,814	6,153
DEFERRED INCOME TAXES	39,438	21,101
TOTAL LIABILITIES	253,656	236,251
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 13)
SHAREHOLDERS' EQUITY (Note 14)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,480,322 at July 31, 2024 (January 31, 2024 - 85,183,455)	561,850	551,164
Additional paid-in capital	494,060	494,701
Accumulated other comprehensive income (loss)	(34,249)	(28,586)
Retained earnings	290,103	220,755
TOTAL SHAREHOLDERS' EQUITY	1,311,764	1,238,034
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,565,420	$ 1,474,285